Formal Written Agreement	12 Months Ended
Dec. 31, 2011
Formal Written Agreement [Abstract]
Formal Written Agreement
Note 2. –Formal Written Agreement

On October 13, 2010, the Company and Bank entered into a written agreement (“Written Agreement”) with the Federal Reserve Bank of Richmond (the “Reserve Bank”).  Under the terms of the Written Agreement, the Bank has agreed to develop and submit to the Reserve Bank for approval within the time periods specified therein written plans or programs to:

•	strengthen board oversight of the management and operations of the Bank;
•	strengthen credit risk management and administration;
•	provide for the effective grading of the Bank's loan portfolio;
•	summarize the findings of its review of the adequacy of the staffing of its loan review function;
•
improve the Bank's position with respect to loans, relationships, or other assets in excess of $500,000 that currently are or in the future become past due more than 90 days, on the Bank's problem loan list, or adversely classified in any report of examination of the Bank;

•	review and revise the Bank's methodology for determining the allowance for loan and lease losses (“ALLL”) and maintain an adequate ALLL;
•	maintain sufficient capital at the Company and the Bank;
•	establish a revised written contingency funding plan;
•	establish a revised investment policy;
•	improve the Bank's earnings and overall condition;
•	revise the Bank's information technology program;
•	establish a disaster recovery and business continuity program.and
•	establish a committee to monitor compliance with all aspects of the written agreement.

Further, both the Company and the Bank have agreed to refrain from declaring or paying dividends without prior regulatory approval.  The Company has agreed that it will not take any other form of payment representing a reduction in Bank's capital or make any distributions of interest, principal or other sums on subordinated debentures or trust preferred securities without prior regulatory approval.  The Company also has agreed not to incur, increase or guarantee any debt or not to purchase or redeem any shares of its stock without prior regulatory approval.